Summary of significant accounting policies and basis of presentation - Net loss per share (Details) - shares	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Stock options
Net loss per share
Anti-dilutive shares of common stock (in shares)	3,279,030	1,236,458
RSUs
Net loss per share
Anti-dilutive shares of common stock (in shares)	187,000